Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 99.5% of Net Assets
	Aerospace & Defense — 5.5%
31,651	Mercury Systems, Inc.(a)	$2,310,839
29,929	Moog, Inc., Class A	7,289,208
60,054	V2X, Inc.(a)	3,275,946
27,799	VSE Corp.	4,802,833
		17,678,826
	Automobile Components — 2.5%
115,811	Dana, Inc.	2,751,669
294,897	Garrett Motion, Inc.	5,140,055
		7,891,724
	Banks — 12.7%
68,687	Ameris Bancorp	5,101,383
30,455	Bancorp, Inc.(a)	2,056,322
64,898	FB Financial Corp.	3,621,308
83,607	First Busey Corp.	1,989,011
42,588	Hanmi Financial Corp.	1,151,154
140,939	Home BancShares, Inc.	3,915,285
43,739	Popular, Inc.	5,446,380
55,716	Prosperity Bancshares, Inc.	3,850,533
22,587	ServisFirst Bancshares, Inc.	1,621,521
51,353	Southstate Bank Corp.	4,832,831
28,643	Western Alliance Bancorp	2,408,017
32,777	Wintrust Financial Corp.	4,582,880
		40,576,625
	Building Products — 2.2%
53,046	Griffon Corp.	3,906,838
89,832	Resideo Technologies, Inc.(a)	3,154,900
		7,061,738
	Capital Markets — 4.6%
8,225	Affiliated Managers Group, Inc.	2,371,103
61,186	Donnelley Financial Solutions, Inc.(a)	2,856,774
86,021	Marex Group PLC	3,299,766
115,928	Perella Weinberg Partners	2,005,555
34,451	Stifel Financial Corp.	4,313,954
		14,847,152
	Chemicals — 2.5%
271,854	Ecovyst, Inc.(a)	2,645,139
15,563	Hawkins, Inc.	2,210,880
62,325	Solstice Advanced Materials, Inc.(a)	3,027,749
		7,883,768
	Commercial Services & Supplies — 1.0%
19,319	Boyd Group, Inc.	3,077,517
	Construction & Engineering — 1.8%
40,688	Arcosa, Inc.	4,325,948
16,916	Limbach Holdings, Inc.(a)	1,316,911
		5,642,859
	Construction Materials — 1.1%
49,044	Knife River Corp.(a)	3,450,245
	Containers & Packaging — 1.0%
94,862	TriMas Corp.	3,362,858
	Diversified Consumer Services — 0.5%
52,024	Phoenix Education Partners, Inc.(a)	1,576,327
	Electrical Equipment — 1.1%
10,637	Powell Industries, Inc.	3,390,863
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 7.7%
42,490	Bel Fuse, Inc., Class B	$7,207,579
63,564	Crane NXT Co.	2,991,957
28,836	TD SYNNEX Corp.	4,332,032
86,876	TTM Technologies, Inc.(a)	5,994,444
114,637	Vontier Corp.	4,262,204
		24,788,216
	Energy Equipment & Services — 2.2%
98,160	Kodiak Gas Services, Inc.	3,671,184
52,864	Oceaneering International, Inc.(a)	1,270,322
26,083	Weatherford International PLC	2,041,255
		6,982,761
	Entertainment — 0.9%
73,122	Atlanta Braves Holdings, Inc., Class C(a)	2,884,663
	Financial Services — 2.3%
24,167	Federal Agricultural Mortgage Corp., Class C	4,243,000
20,021	WEX, Inc.(a)	2,982,729
		7,225,729
	Food Products — 1.6%
203,354	Nomad Foods Ltd.	2,543,958
25,778	Post Holdings, Inc.(a)	2,553,311
		5,097,269
	Gas Utilities — 2.2%
148,717	MDU Resources Group, Inc.	2,902,956
115,175	UGI Corp.	4,311,000
		7,213,956
	Health Care Equipment & Supplies — 1.5%
32,715	Haemonetics Corp.(a)	2,622,107
32,353	Lantheus Holdings, Inc.(a)	2,153,092
		4,775,199
	Health Care Providers & Services — 3.3%
13,428	Addus HomeCare Corp.(a)	1,442,033
180,793	Concentra Group Holdings Parent, Inc.	3,558,006
110,402	Option Care Health, Inc.(a)	3,517,408
78,689	Pennant Group, Inc.(a)	2,215,095
		10,732,542
	Hotels, Restaurants & Leisure — 2.1%
38,718	Churchill Downs, Inc.	4,405,334
68,002	Pursuit Attractions & Hospitality, Inc.(a)	2,290,307
		6,695,641
	Household Durables — 0.7%
38,873	KB Home	2,192,826
	Independent Power & Renewable Electricity Producers — 0.8%
7,065	Talen Energy Corp.(a)	2,648,245
	Industrial REITs — 0.9%
79,525	STAG Industrial, Inc.	2,923,339
	Insurance — 1.9%
133,439	Fidelis Insurance Holdings Ltd.	2,611,401
69,169	Skyward Specialty Insurance Group, Inc.(a)	3,535,228
		6,146,629
	IT Services — 0.7%
87,230	Kyndryl Holdings, Inc.(a)	2,316,829
	Leisure Products — 1.1%
79,251	YETI Holdings, Inc.(a)	3,500,517

Shares	Description	Value (†)
	Machinery — 5.0%
191,677	Aebi Schmidt Holding AG	$2,424,714
73,184	Atmus Filtration Technologies, Inc.	3,798,981
67,364	Blue Bird Corp.(a)	3,166,108
70,093	CECO Environmental Corp.(a)	4,195,066
9,041	Kadant, Inc.	2,576,866
		16,161,735
	Marine Transportation — 0.7%
18,447	Matson, Inc.	2,279,127
	Media — 0.5%
53,582	John Wiley & Sons, Inc., Class A	1,641,217
	Multi-Utilities — 0.8%
64,025	Avista Corp.	2,467,523
	Oil, Gas & Consumable Fuels — 4.1%
106,336	Antero Resources Corp.(a)	3,664,339
68,296	California Resources Corp.	3,053,514
48,545	International Seaways, Inc.	2,356,860
103,521	Viper Energy, Inc., Class A	3,999,016
		13,073,729
	Personal Care Products — 0.4%
46,292	BellRing Brands, Inc.(a)	1,237,385
	Pharmaceuticals — 3.1%
36,608	ANI Pharmaceuticals, Inc.(a)	2,889,835
71,254	Collegium Pharmaceutical, Inc.(a)	3,299,060
73,871	Supernus Pharmaceuticals, Inc.(a)	3,671,389
		9,860,284
	Professional Services — 2.8%
133,054	Amentum Holdings, Inc.(a)	3,858,566
57,892	Concentrix Corp.	2,407,149
40,805	Korn Ferry	2,693,946
		8,959,661
	Real Estate Management & Development — 2.0%
23,597	Colliers International Group, Inc.	3,468,995
18,261	FirstService Corp.	2,840,133
		6,309,128
	Retail REITs — 1.4%
37,192	Agree Realty Corp.	2,678,940
85,273	Curbline Properties Corp.	1,979,186
		4,658,126
	Software — 3.4%
63,697	Bill Holdings, Inc.(a)	3,474,035
Shares	Description	Value (†)
	Software — continued
111,362	Five9, Inc.(a)	$2,232,808
58,131	I3 Verticals, Inc., Class A(a)	1,464,320
213,691	NCR Voyix Corp.(a)	2,179,648
113,183	PagerDuty, Inc.(a)	1,483,829
		10,834,640
	Specialty Retail — 0.5%
9,423	Boot Barn Holdings, Inc.(a)	1,662,877
	Textiles, Apparel & Luxury Goods — 2.2%
26,857	Crocs, Inc.(a)	2,296,811
38,076	Kontoor Brands, Inc.	2,326,063
111,853	Levi Strauss & Co., Class A	2,319,831
		6,942,705
	Trading Companies & Distributors — 4.4%
13,421	GATX Corp.	2,276,202
24,551	Herc Holdings, Inc.	3,642,877
30,804	McGrath RentCorp	3,232,264
267,495	NPK International, Inc.(a)	3,188,540
29,758	Rush Enterprises, Inc., Class A	1,605,147
		13,945,030
	Wireless Telecommunication Services — 1.8%
110,049	Array Digital Infrastructure, Inc.	5,900,827
	Total Common Stocks (Identified Cost $235,355,957)	318,498,857

Principal Amount
Short-Term Investments — 0.9%
$2,784,263
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 12/31/2025  at 2.150% to
be repurchased at $2,784,596 on 1/02/2026
collateralized by $2,828,200 U.S. Treasury Note,
3.750% due 6/30/2027 valued at $2,840,094 including
accrued interest(b)
(Identified Cost $2,784,263)
		2,784,263
	Total Investments — 100.4% (Identified Cost $238,140,220)	321,283,120
	Other assets less liabilities — (0.4)%	(1,268,148)
	Net Assets — 100.0%	$320,014,972

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REIT	Real Estate Investment Trust
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$318,498,857	$ —	$ —	$318,498,857
Short-Term Investments	—	2,784,263	—	2,784,263
Total Investments	$318,498,857	$2,784,263	$—	$321,283,120

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.